UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 11/30/2014

Item 1 – Report to Stockholders

NOVEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Disciplined Small Cap Core Fund	of BlackRock FundsSM

BlackRock Small Cap Growth Fund II	of BlackRock Series, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages: Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.  Access the BlackRock website at blackrock.com

2.  Select “Access Your Account”

3.  Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

What’s Happened in the Markets

Dear Shareholder,

Financial markets generally had a strong first half of 2014 even as the U.S. Federal Reserve gradually reduced (or “tapered”) their asset purchase programs. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data had been temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance that the Fed had no imminent plans to increase short-term interest rates.

In the low-yield environment, more investors turned to equities, pushing major stock indices to record levels. However, investors eventually became wary of high valuations and began shedding stocks that had experienced significant price appreciation in 2013. A broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with their rising market prices. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure earlier in the year.

Volatility ticked up in the middle of the summer as geopolitical tensions escalated and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. Most asset classes declined in the third quarter, particularly the riskier and higher valued segments such as U.S. small cap and international stocks. In fixed income markets, high yield bonds struggled. U.S. large cap stocks and municipal bonds held their ground as investors were drawn to these more stable segments.

In the final two months of the period, U.S. markets outperformed other parts of the world, driven largely by stronger economic growth versus other developed countries, most notably in Europe. The divergence of central bank policy came into focus as the European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy. U.S. equities benefited from the foreign central bank flows, while lower rates in Europe and Japan helped support demand for higher quality long-term U.S. bonds offering relatively attractive yields.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.58%	16.86%
U.S. small cap equities (Russell 2000® Index)	4.09	3.99
International equities (MSCI Europe, Australasia, Far East Index)	(5.07)	(0.02)
Emerging market equities (MSCI Emerging Markets Index)	(0.82)	1.06
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.61	8.09
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.92	5.27
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.35	8.34
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.59)	4.52

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2014	BlackRock Disciplined Small Cap Core Fund

Investment Objective

BlackRock Disciplined Small Cap Core Fund’s (the “Fund”) investment objective is to seek capital appreciation over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2014, the Fund underperformed its benchmark, the Russell 2000® Index.

What factors influenced performance?

•

The Fund’s underperformance was attributable mostly to stock selection within the industrials and energy sectors. Holdings of companies with significant revenues from oil & gas production declined due to the drop in oil prices based on a weakening global growth outlook, cuts in oil demand forecasts, steadfast overseas oil production and continued domestic production from both shale and offshore drilling. Within energy, an exploration & production company BPZ Resources, Inc. was impacted by falling oil prices and a failure to meet third-quarter earnings estimates. Within industrials, a position in MRC Global, Inc., a supplier of pipe, valves and fittings to domestic exploration & production companies, depreciated as the decline in oil prices overshadowed better-than-expected second- and third-quarter earnings.

•

Stock selection within the consumer discretionary and consumer staples sectors contributed the most to performance. Within consumer discretionary, a position in footwear retailer Skechers U.S.A., Inc. rose after the company beat second-quarter earnings and revenue estimates. The company also provided a positive outlook, citing continued product strength in its domestic and international markets. In addition, a position in bagel shop chain Einstein Noah Restaurant Group, Inc. rose after the company agreed to be purchased at a premium by JAB Beech, Inc., the owner of Peet’s Coffee & Tea, Inc. Within consumer staples, a position in poultry producer Pilgrim’s Pride Corp. appreciated over the period given better-than-expected second- and third-quarter earnings and revenues resulting from continued strong demand for poultry, as well as healthy consolidation among U.S. food producers.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased its overall weightings in the consumer discretionary and information technology (“IT”) sectors and decreased its overall weightings in the energy and industrials sectors.

Describe portfolio positioning at period end.

•	Relative to the Russell 2000® Index, the Fund ended the period with its largest sector overweight in IT and its most significant underweight in consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
DuPont Fabros Technology, Inc.	2%
Manhattan Associates, Inc.	2
Prosperity Bancshares, Inc.	2
Team Health Holdings, Inc.	2
Benchmark Electronics, Inc.	2
Brinker International, Inc.	2
Health Net, Inc.	2
Texas Capital Bancshares, Inc.	2
Skechers U.S.A., Inc., Class A	2
Boise Cascade Co.	2

Sector Allocation	Percent of Long-Term Investments
Financials	23%
Information Technology	20
Consumer Discretionary	15
Health Care	14
Industrials	14
Materials	4
Energy	4
Telecommunication Services	2
Utilities	2
Consumer Staples	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

BlackRock Disciplined Small Cap Core Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities or other financial instruments that are components of, or have market capitalizations similar to, the securities included in the Russell 2000® Index.

[3]	An index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2014
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	1.49%	4.68%	N/A	15.05%	N/A
Investor A	1.34	4.48	(1.01)%	14.76	11.21%
Investor C	1.09	3.70	2.79	13.93	13.93
Russell 2000® Index	4.09	3.99	N/A	14.40	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on March 14, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,014.90	$3.59	$1,000.00	$1,021.51	$3.60	0.71%
Investor A	$1,000.00	$1,013.40	$4.85	$1,000.00	$1,020.26	$4.86	0.96%
Investor C	$1,000.00	$1,010.90	$8.62	$1,000.00	$1,016.50	$8.64	1.71%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	5

Fund Summary as of November 30, 2014	BlackRock Small Cap Growth Fund II

Investment Objective

BlackRock Small Cap Growth Fund II’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2014, through its investment in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”), the Fund underperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

•

The underperformance of the Master Portfolio was attributable mostly to stock selection within the energy and health care sectors. Within energy, a position in oil and natural gas exploration & production company Bonanza Creek Energy, Inc. was the largest detractor from performance. Shares of the company fell considerably over the period due to disappointing second- and third-quarter earnings, as well as the drop in oil prices caused by a weakening global growth outlook, cuts in oil demand forecasts and steady oil production. A position in oil & gas equipment & services company Basic Energy Services, Inc. was also affected by falling crude oil prices, as well as lower-than-expected third-quarter earnings. Within health care, a position in heart implant manufacturer Thoratec Corp. fell sharply after the company failed to meet second-quarter revenue estimates and provided disappointing fiscal year 2014 earnings and revenue guidance. The company has seen a notable drop in market share, accompanied by broader weakness across its peer group due to product delays and weak growth in implant demand.

•

Stock selection within the information technology (“IT”) and consumer discretionary sectors contributed the most to performance. Within IT, a position in touch-screen technology provider Synaptics, Inc. rose sharply on news that it would acquire Japan-based display chipmaker Renesas SP Driver, thereby combining products in high demand from leading phone and tablet manufacturers. A position in web-based real estate company Move, Inc. appreciated considerably after the company agreed to be acquired by media giant News Corp. at a premium. Within consumer discretionary, a position in footwear retailer Skechers U.S.A., Inc. rose after the company beat second-quarter earnings and revenue estimates and provided a positive outlook, citing continued product strength in its domestic and international markets.

Describe recent portfolio activity.

•	During the six-month period, the Master Portfolio increased its overall weightings in the IT and health care sectors and decreased its overall weightings in the energy and industrials sectors.

Describe portfolio positioning at period end.

•	Relative to the Russell 2000® Growth Index, the Master Portfolio ended the period with its largest sector overweight in IT and its most significant underweight in consumer discretionary.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

BlackRock Small Cap Growth Fund II

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

[3]

The unmanaged Russell 2000® Growth Index measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

Performance Summary for the Period Ended November 30, 2014
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.52%	1.95%	N/A	15.69%	N/A	8.40%	N/A
Investor A	2.46	1.60	(3.74)%	15.32	14.09%	8.09	7.51%
Investor B	1.70	0.65	(2.97)	14.09	13.85	7.18	7.18
Investor C	1.97	0.79	(0.01)	14.29	14.29	7.11	7.11
Class R	2.19	1.35	N/A	14.97	N/A	7.73	N/A
Russell 2000® Growth Index	6.56	4.66	N/A	18.04	N/A	8.61	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[5]	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,025.20	$5.74	$1,000.00	$1,019.40	$5.72	1.13%
Investor A	$1,000.00	$1,024.60	$7.00	$1,000.00	$1,018.15	$6.98	1.38%
Investor B	$1,000.00	$1,017.00	$12.74	$1,000.00	$1,012.43	$12.71	2.52%
Investor C	$1,000.00	$1,019.70	$11.59	$1,000.00	$1,013.59	$11.56	2.29%
Class R	$1,000.00	$1,021.90	$8.77	$1,000.00	$1,016.39	$8.74	1.73%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense table reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares (available only in BlackRock Small Cap Growth Fund II) are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•	Class R Shares (available only in BlackRock Small Cap Growth Fund II) are not subject to any sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), BlackRock Disciplined Small Cap Core Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2014 and held through November 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports on other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

BlackRock Disciplined Small Cap Core Fund and the Master Portfolio may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market and/or equity risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s and Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund and Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund and Master Portfolio can realize on an investment, may result in lower distributions paid to shareholders and/or may cause the Fund and Master Portfolio to hold an investment that it might otherwise sell. The Fund’s and Master Portfolio’s investments in these instruments are discussed in detail in the Fund’s and Master Portfolio’s Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
API Technologies Corp. (a)	862	$1,814
Ducommun, Inc. (a)	279	6,947
Taser International, Inc. (a)	1,246	26,764
Vectrus, Inc. (a)	829	23,428

		58,953
Airlines — 1.0%
American Airlines Group, Inc.	609	29,555
JetBlue Airways Corp. (a)	1,550	22,677
Virgin America, Inc. (a)	532	20,046

		72,278
Auto Components — 2.5%
Lear Corp.	190	18,223
Tenneco, Inc. (a)	1,044	56,741
Tower International, Inc. (a)	3,989	101,839

		176,803
Banks — 6.0%
Access National Corp.	717	12,533
Banco Latinoamericano de Comercio Exterior SA (a)	260	8,369
The Bank of Kentucky Financial Corp.	26	1,212
Cascade Bancorp (a)	614	2,996
Central Pacific Financial Corp.	427	8,173
Chemical Financial Corp.	119	3,447
CoBiz Financial, Inc.	161	1,848
First Busey Corp.	3,359	22,001
First Citizens BancShares, Inc., Class A	14	3,550
First Interstate BancSystem, Inc., Class A	99	2,784
First Merchants Corp.	491	10,532
Glacier Bancorp, Inc.	2,069	56,649
Green Bancorp, Inc. (a)	236	3,750
Heartland Financial U.S.A., Inc.	98	2,457
MidWestOne Financial Group, Inc.	64	1,761
OmniAmerican Bancorp, Inc.	597	16,041
Pacific Continental Corp.	394	5,461
Preferred Bank	73	1,863
Prosperity Bancshares, Inc.	2,376	133,484
Sierra Bancorp	100	1,587
Texas Capital Bancshares, Inc. (a)	2,266	124,925
Umpqua Holdings Corp.	161	2,735
West Bancorporation, Inc.	83	1,296
Wintrust Financial Corp.	59	2,637

		432,091
Biotechnology — 5.0%
Acorda Therapeutics, Inc. (a)	566	20,631
Alder Biopharmaceuticals, Inc. (a)	621	10,135
Ardelyx, Inc. (a)	167	4,471
BioSpecifics Technologies Corp. (a)	357	13,537
Biota Pharmaceuticals, Inc. (a)	2,886	6,378
Cepheid, Inc. (a)	65	3,580
China Biologic Products, Inc. (a)	206	14,107
Concert Pharmaceuticals, Inc. (a)	353	4,448
Cytokinetics, Inc. (a)	2,513	11,736
Dyax Corp. (a)	1,266	17,775

Common Stocks	Shares	Value
Biotechnology (concluded)
Emergent Biosolutions, Inc. (a)	702	$17,452
Enanta Pharmaceuticals, Inc. (a)	368	17,274
Enzon Pharmaceuticals, Inc.	8,768	9,557
Fibrocell Science, Inc. (a)	2,697	7,282
Ignyta, Inc. (a)	149	1,015
Isis Pharmaceuticals, Inc. (a)	485	25,118
Kindred Biosciences, Inc. (a)	874	8,408
Ligand Pharmaceuticals, Inc. (a)	338	18,201
Loxo Oncology, Inc. (a)	482	4,965
MacroGenics, Inc. (a)	610	17,239
Myriad Genetics, Inc. (a)	123	4,124
NPS Pharmaceuticals, Inc. (a)	913	30,293
OncoGenex Pharmaceutical, Inc. (a)	1,222	2,578
PDL BioPharma, Inc.	2,081	17,189
Prothena Corp. PLC (a)	189	4,581
Puma Biotechnology, Inc. (a)	55	12,486
Rigel Pharmaceuticals, Inc. (a)	3,910	8,367
Sage Therapeutics, Inc. (a)	147	5,812
Sorrento Therapeutics, Inc. (a)	1,293	4,978
Trevena, Inc. (a)	389	2,031
United Therapeutics Corp. (a)	90	11,931
Versartis, Inc. (a)	330	5,947
Vitae Pharmaceuticals, Inc. (a)	869	17,684

		361,310
Building Products — 0.1%
Apogee Enterprises, Inc.	221	9,996
Capital Markets — 1.3%
Evercore Partners, Inc., Class A	577	29,139
GFI Group, Inc.	326	1,623
Manning & Napier, Inc.	3,537	54,151
Medley Management, Inc., Class A (a)	418	6,981
RCS Capital Corp., Class A	479	4,766

		96,660
Chemicals — 1.0%
Codexis, Inc. (a)	538	1,211
Kraton Performance Polymers, Inc. (a)	673	12,383
OM Group, Inc.	718	19,537
Trinseo SA (a)	2,320	35,635

		68,766
Commercial Services & Supplies — 1.0%
ARC Document Solutions, Inc. (a)	263	2,533
Atento SA (a)	1,403	15,475
Hudson Technologies, Inc. (a)	441	1,491
Metalico, Inc. (a)	452	173
SP Plus Corp. (a)	568	11,803
Viad Corp.	1,575	37,847

		69,322
Communications Equipment — 2.9%
Aruba Networks, Inc. (a)	3,062	57,290
Calix, Inc. (a)	4,624	49,014
Emulex Corp. (a)	4,485	24,264
Polycom, Inc. (a)	278	3,661
Sonus Networks, Inc. (a)	20,017	74,063

Portfolio Abbreviations
REIT	Real Estate Investment Trust
CVR	Contingent Value Rights

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Westell Technologies, Inc., Class A (a)	762	$998

		209,290
Construction & Engineering — 0.9%
Argan, Inc.	440	13,979
Furmanite Corp. (a)	3,117	19,793
Pike Corp. (a)	117	1,399
Tutor Perini Corp. (a)	1,058	26,715

		61,886
Consumer Finance — 0.5%
Cash America International, Inc.	35	854
Consumer Portfolio Services, Inc. (a)	4,595	33,635
Enova International, Inc. (a)	32	736
JG Wentworth Co. (a)	128	1,220

		36,445
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (a)	972	12,101
Distributors — 1.0%
Core-Mark Holding Co., Inc.	1,159	69,667
Diversified Consumer Services — 2.3%
Ascent Capital Group, Inc., Class A (a)	707	38,051
Collectors Universe, Inc.	937	20,623
LifeLock, Inc. (a)	1,614	26,647
National American University Holdings, Inc.	5,560	17,069
ServiceMaster Global Holdings, Inc. (a)	1,102	28,938
Steiner Leisure Ltd. (a)	739	32,716

		164,044
Diversified Financial Services — 0.3%
Marlin Business Services Corp.	234	4,362
MicroFinancial, Inc.	1,958	16,995

		21,357
Diversified Telecommunication Services — 2.0%
IDT Corp., Class B	1,263	21,395
Inteliquent, Inc.	2,924	53,860
Intelsat SA (a)	1,022	17,997
Premiere Global Services, Inc. (a)	2,507	26,449
Vonage Holdings Corp. (a)	6,923	23,607

		143,308
Electric Utilities — 0.7%
Cleco Corp.	253	13,594
Otter Tail Corp.	357	10,274
Portland General Electric Co.	651	24,002

		47,870
Electrical Equipment — 1.7%
EnerSys, Inc.	1,544	93,767
General Cable Corp.	734	10,100
SL Industries, Inc. (a)	38	1,463
TCP International Holdings Ltd. (a)	2,998	16,639

		121,969
Electronic Equipment, Instruments & Components — 4.1%
Anixter International, Inc.	261	22,681
Benchmark Electronics, Inc. (a)	5,341	127,009
DTS, Inc. (a)	399	12,868
Kimball Electronics, Inc. (a)	1,232	13,552
Newport Corp. (a)	2,073	36,506

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
OSI Systems, Inc. (a)	163	$11,503
Radisys Corp. (a)	10,031	24,074
Vishay Precision Group, Inc. (a)	2,769	46,325

		294,518
Energy Equipment & Services — 1.6%
Basic Energy Services, Inc. (a)	1,167	10,421
C&J Energy Services, Inc. (a)	2,950	44,693
CHC Group Ltd. (a)	1,696	7,802
Enservco Corp. (a)	7,496	15,592
Forbes Energy Services Ltd. (a)	271	539
Helix Energy Solutions Group, Inc. (a)	388	8,874
Independence Contract Drilling, Inc. (a)	319	2,201
North Atlantic Drilling Ltd. (a)	2,179	5,295
Parker Drilling Co. (a)	2,958	10,501
TGC Industries, Inc. (a)	4,501	12,040

		117,958
Food Products — 1.4%
Chiquita Brands International, Inc. (a)	200	2,892
Freshpet, Inc. (a)	105	1,755
Omega Protein Corp. (a)	1,773	17,996
Pilgrim’s Pride Corp. (a)(b)	2,325	75,097
Sanderson Farms, Inc. (b)	58	5,035

		102,775
Gas Utilities — 1.0%
New Jersey Resources Corp.	796	46,088
Southwest Gas Corp.	404	23,388

		69,476
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc. (a)	135	7,681
Alphatec Holdings, Inc. (a)	5,428	6,948
Anika Therapeutics, Inc. (a)	543	22,203
Greatbatch, Inc. (a)	766	37,971
ICU Medical, Inc. (a)	302	25,274
Natus Medical, Inc. (a)	163	5,579
STERIS Corp.	781	49,789
Symmetry Medical, Inc. (a)	6,060	54,601

		210,046
Health Care Providers & Services — 5.0%
Alliance HealthCare Services, Inc. (a)	314	7,071
AMN Healthcare Services, Inc. (a)	489	8,372
Centene Corp. (a)	116	11,457
CorVel Corp. (a)	118	4,090
Five Star Quality Care, Inc. (a)	3,268	14,379
Health Net, Inc. (a)	2,433	125,008
Team Health Holdings, Inc. (a)	2,330	133,183
VCA, Inc. (a)	1,195	56,559

		360,119
Hotels, Restaurants & Leisure — 2.6%
BFC Financial Corp., Class A (a)	6,426	24,097
Brinker International, Inc.	2,250	126,743
Diamond Resorts International, Inc. (a)	764	18,474
Hyatt Hotels Corp., Class A (a)	91	5,363
Monarch Casino & Resort, Inc. (a)	100	1,656
SeaWorld Entertainment, Inc.	366	6,109
Vail Resorts, Inc.	57	4,995

		187,437

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables — 0.5%
Nova Lifestyle, Inc. (a)	3,763	$14,977
Skullcandy, Inc. (a)	201	1,905
ZAGG, Inc. (a)	2,894	16,496

		33,378
Independent Power and Renewable Electricity Producers — 0.0%
Dynegy, Inc. (a)	35	1,160
TerraForm Power, Inc., Class A (a)	48	1,591

		2,751
Insurance — 4.1%
AMERISAFE, Inc.	141	5,878
CNO Financial Group, Inc.	2,619	45,413
Fidelity & Guaranty Life	4,090	102,373
Maiden Holdings Ltd. (a)	8,491	110,892
National Western Life Insurance Co., Class A	88	22,603
Symetra Financial Corp.	336	7,614
Universal Insurance Holdings, Inc.	139	2,697

		297,470
Internet & Catalog Retail — 0.4%
Liberty Ventures, Series A	385	14,106
Orbitz Worldwide, Inc. (a)	243	1,857
U.S. Auto Parts Network, Inc. (a)	5,335	13,444

		29,407
Internet Software & Services — 2.5%
Aerohive Networks, Inc. (a)	1,148	5,591
Blucora, Inc. (a)	668	9,492
Constant Contact, Inc. (a)	774	25,294
Conversant, Inc. (a)	286	10,016
IntraLinks Holdings, Inc. (a)	399	4,341
Limelight Networks, Inc. (a)	2,810	7,671
LogMeIn, Inc. (a)	830	41,973
Marchex, Inc., Class B	1,002	3,637
MeetMe, Inc. (a)(b)	3,292	5,712
Monster Worldwide, Inc. (a)	7,642	33,243
NIC, Inc.	399	7,190
Rightside Group Ltd. (a)	598	4,850
support.com, Inc. (a)	358	737
Synacor, Inc. (a)	375	611
TechTarget, Inc. (a)	1,443	14,603
Travelzoo, Inc. (a)	163	2,140
Tremor Video, Inc. (a)	1,128	2,764

		179,865
IT Services — 1.6%
Forrester Research, Inc.	160	6,354
Global Cash Access Holdings, Inc. (a)	7,733	54,904
Lionbridge Technologies, Inc. (a)	3,082	15,626
Sapient Corp. (a)	478	11,807
Syntel, Inc. (a)	178	7,921
VeriFone Systems, Inc. (a)	448	15,976

		112,588
Life Sciences Tools & Services — 0.2%
Harvard Bioscience, Inc. (a)	2,719	13,377
INC Research Holdings, Inc., Class A (a)	146	3,561

		16,938
Machinery — 3.1%
Blount International, Inc. (a)	4,373	71,805

Common Stocks	Shares	Value
Machinery (concluded)
The Eastern Co.	357	$6,005
Global Brass & Copper Holdings, Inc.	3,540	43,365
The Greenbrier Cos., Inc. (b)	1,263	70,071
Hyster-Yale Materials Handling, Inc.	249	18,279
John Bean Technologies Corp.	221	6,705
Supreme Industries, Inc., Class A	635	4,547

		220,777
Marine — 0.3%
Scorpio Bulkers, Inc. (a)	7,040	23,021
Media — 1.4%
Crown Media Holdings, Inc., Class A (a)	503	1,700
Harte-Hanks, Inc.	2,449	14,988
MDC Partners, Inc., Class A	421	9,291
Sizmek, Inc. (a)	1,688	9,672
Time, Inc.	974	23,318
Townsquare Media, Inc., Class A (a)	762	9,510
Tribune Publishing Co.	1,449	30,559

		99,038
Metals & Mining — 0.2%
Gold Reserve, Inc. (a)	2,118	8,260
Ryerson Holding Corp. (a)	585	6,312
TimkenSteel Corp.	70	2,493

		17,065
Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy, Inc.	97	4,296
American Eagle Energy Corp. (a)	604	568
Apco Oil and Gas International, Inc. (a)	3	42
Bill Barrett Corp. (a)	1,177	11,923
BPZ Resources, Inc. (a)	15,827	9,496
Callon Petroleum Co. (a)	3,694	18,138
Comstock Resources, Inc.	74	656
Jones Energy, Inc., Class A (a)	3,837	38,946
Kodiak Oil & Gas Corp. (a)	1,135	8,320
Northern Oil and Gas, Inc. (a)	967	8,403
Stone Energy Corp. (a)	1,292	20,414
U.S. Energy Corp. Wyoming (a)	4,367	7,249
W&T Offshore, Inc.	562	4,232

		132,683
Paper & Forest Products — 2.4%
Boise Cascade Co. (a)	3,218	114,850
Clearwater Paper Corp. (a)	60	3,976
Domtar Corp.	1,405	57,183

		176,009
Pharmaceuticals — 1.0%
Akorn, Inc. (a)	559	22,399
Auxilium Pharmaceuticals, Inc. (a)	214	7,396
Cumberland Pharmaceuticals, Inc. (a)	1,621	8,381
Furiex Pharmaceuticals, Inc. — CVR	11	110
POZEN, Inc.	1,313	11,673
Sagent Pharmaceuticals, Inc. (a)	244	7,035
SciClone Pharmaceuticals, Inc. (a)	1,359	11,538

		68,532
Professional Services — 2.2%
CRA International, Inc. (a)	500	14,875
GP Strategies Corp. (a)	63	1,910
Heidrick & Struggles International, Inc.	181	3,624

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Professional Services (concluded)
Hill International, Inc. (a)	591	$2,157
ICF International, Inc. (a)	145	5,623
Kforce, Inc.	1,077	25,137
Korn/Ferry International (a)	538	14,607
On Assignment, Inc. (a)	152	4,671
RPX Corp. (a)	6,511	85,424

		158,028
Real Estate Investment Trusts (REITs) — 7.6%
American Assets Trust, Inc.	360	14,148
Armada Hoffler Properties, Inc.	564	5,352
Chatham Lodging Trust	1,619	43,324
Chesapeake Lodging Trust	1,762	59,661
CyrusOne, Inc.	122	3,349
DuPont Fabros Technology, Inc.	4,428	144,308
Equity LifeStyle Properties, Inc.	515	25,549
Excel Trust, Inc.	380	4,982
The Geo Group, Inc.	1,870	75,342
Lexington Realty Trust	1,848	20,328
New Residential Investment Corp.	1,816	23,535
NorthStar Realty Finance Corp.	1,567	28,629
Pebblebrook Hotel Trust	98	4,231
PS Business Parks, Inc.	727	59,171
RLJ Lodging Trust	190	6,257
Washington Prime Group, Inc.	717	12,354
Western Asset Mortgage Capital Corp.	1,145	17,919

		548,439
Real Estate Management & Development — 0.3%
AV Homes, Inc. (a)	269	4,027
Forestar Group, Inc. (a)	1,150	18,400

		22,427
Road & Rail — 2.0%
Ryder System, Inc.	734	70,112
Swift Transportation Co. (a)	2,491	72,413

		142,525
Semiconductors & Semiconductor Equipment — 4.1%
Alpha & Omega Semiconductor Ltd. (a)	137	1,175
Ambarella, Inc. (a)(b)	623	34,265
Amkor Technology, Inc. (a)	5,755	38,501
AXT, Inc. (a)	819	2,105
Cirrus Logic, Inc. (a)	2,252	41,189
Inphi Corp. (a)	583	8,564
International Rectifier Corp. (a)	304	12,124
IXYS Corp.	944	10,790
Magnachip Semiconductor Corp. (a)	234	2,850
MaxLinear, Inc., Class A (a)	4,063	29,660
OmniVision Technologies, Inc. (a)	88	2,544
Pericom Semiconductor Corp. (a)	2,806	35,664
RF Micro Devices, Inc. (a)	1,160	16,948
Sigma Designs, Inc. (a)	342	1,560
Silicon Image, Inc. (a)	185	1,023
Spansion, Inc., Class A (a)	2,426	56,696
STR Holdings, Inc. (a)	997	1,137

		296,795

Common Stocks	Shares	Value
Software — 4.5%
Aspen Technology, Inc. (a)	2,941	$110,993
AVG Technologies NV (a)	1,620	31,817
Aware, Inc.	392	1,729
Globant SA (a)	200	2,760
Manhattan Associates, Inc. (a)	3,431	135,730
Net 1 UEPS Technologies, Inc. (a)	1,334	16,355
TubeMogul, Inc. (a)	128	2,043
VASCO Data Security International, Inc. (a)	493	14,691
Verint Systems, Inc. (a)	177	10,654

		326,772
Specialty Retail — 2.2%
Aaron’s, Inc. (a)	1,773	50,318
Haverty Furniture Cos., Inc.	248	5,223
Kirkland’s, Inc. (a)	406	8,818
Murphy U.S.A., Inc. (a)	701	44,668
New York & Co., Inc. (a)	11,757	32,332
West Marine, Inc. (a)	1,223	13,367

		154,726
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc. (a)	564	6,796
Imation Corp. (a)	509	1,614
QLogic Corp. (a)	827	9,544

		17,954
Textiles, Apparel & Luxury Goods — 2.6%
Deckers Outdoor Corp. (a)	646	62,481
Skechers U.S.A., Inc., Class A (a)	2,018	123,925

		186,406
Thrifts & Mortgage Finance — 2.8%
EverBank Financial Corp.	2,360	44,462
Heritage Financial Group, Inc.	1,032	21,703
Home Loan Servicing Solutions Ltd. (a)	438	8,558
HomeStreet, Inc.	5,305	86,525
Ladder Capital Corp., Class A (a)	1,216	22,995
MGIC Investment Corp. (a)	532	4,953
Radian Group, Inc.	366	6,240
Tree.com, Inc. (a)	211	9,550

		204,986
Trading Companies & Distributors — 1.1%
MRC Global, Inc. (a)	2,341	47,312
Watsco, Inc.	165	16,747
Willis Lease Finance Corp. (a)	588	12,812

		76,871
Water Utilities — 0.3%
American States Water Co.	647	22,574
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	216	544
Total Common Stocks — 99.3%		7,145,014

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Other Interests (c)	Beneficial Interest (000)	Value
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$2	$39

Warrants (d)	Shares
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	8	14
Total Long-Term Investments (Cost — $6,723,001) — 99.3%		7,145,067

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)	109,988	$109,988
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$197	197,011
Total Short-Term Securities (Cost — $306,999) — 4.2%		306,999
Total Investments (Cost — $7,030,000) — 103.5%		7,452,066
Liabilities in Excess of Other Assets — (3.5)%		(255,005)

Net Assets — 100.0%		$7,197,061

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be affiliates of the Fund during the six months ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at May 31, 2014	Net Activity	Shares/Beneficial Interest Held at November 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	116,410	(6,422)	109,988	$28
BlackRock Liquidity Series, LLC, Money Market Series	$2,821	$194,190	$197,011	$801

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000 Futures	InterContinental Exchange	December 2014	$117,160	$10,817

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	13

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$7,144,360	—	$654	$7,145,014
Other Interests	—	—	39	39
Warrants	14	—	—	14
Short-Term Securities	109,988	$197,011	—	306,999

Total	$7,254,362	$197,011	$693	$7,452,066

[1] See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Pharmaceuticals and Wireless Telecommunications Services.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$10,817	—	—	$10,817
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$16,000	—	—	$16,000
Liabilities:
Collateral on securities loaned at value	—	$(197,011)	—	(197,011)

Total	$16,000	$(197,011)	—	$(181,011)

There were no transfers between levels during the six months ended November 30, 2014.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Statements of Assets and Liabilities

November 30, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund	BlackRock Small Cap Growth Fund II

Assets
Investments at value — unaffiliated (including securities loaned at value of $177,560) (cost — $6,723,001)	$7,145,067	—
Investments at value — affiliated (cost — $306,999)	306,999	—
Investments at value — Master Portfolio (cost — $203,780,132)	—	$222,258,422
Cash pledged for financial futures contracts	16,000	—
Withdrawals receivable from the Master Portfolio	—	445,887
Securities lending income receivable — affiliated	383	—
Capital shares sold receivable	—	90,392
Receivable from Manager	12,878	—
Dividends receivable — unaffiliated	3,779	—
Dividends receivable — affiliated	9	—
Prepaid expenses	19,592	47,326

Total assets	7,504,707	222,842,027

Liabilities
Collateral on securities loaned at value	197,011	—
Deferred foreign capital gain tax payable	110	—
Variation margin payable on financial futures contracts	1,910	—
Capital shares redeemed payable	—	536,279
Professional fees payable	51,889	30,768
Pricing fees payable	24,910	—
Custodian fees payable	19,993	—
Officers’ and Trustees’/Directors’ fees payable	1,809	40
Service and distribution fees payable	363	63,509
Transfer agent fees payable	32	154,436
Administration fees payable	—	36,593
Other affiliates payable	—	1,771
Other accrued expenses payable	9,619	31,169

Total liabilities	307,646	854,565

Net Assets	$7,197,061	$221,987,462

Net Assets Consist of
Paid-in capital	$6,635,260	$198,444,197
Undistributed (accumulated) net investment income (loss)	13,572	(870,216)
Undistributed net realized gain	115,456	—
Undistributed net realized gain allocated from the Master Portfolio	—	5,935,191
Net unrealized appreciation/depreciation	432,773	—
Net unrealized appreciation/depreciation allocated from the Master Portfolio	—	18,478,290

Net Assets	$7,197,061	$221,987,462

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	15

Statements of Assets and Liabilities (concluded)

November 30, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund		BlackRock Small Cap Growth Fund II

Net Asset Value
Institutional
Net assets	$5,799,617		$75,607,702

Shares outstanding	520,548	[1]	5,571,903	[2]

Net asset value	$11.14		$13.57

Investor A
Net assets	$1,266,720		$75,733,636

Shares outstanding	113,989	[1]	5,886,756	[2]

Net asset value	$11.11		$12.87

Investor B
Net assets	—		$1,048,136

Shares outstanding	—		98,559	[2]

Net asset value	—		$10.63

Investor C
Net assets	$130,724		$43,965,736

Shares outstanding	11,855	[1]	4,162,713	[2]

Net asset value	$11.03		$10.56

Class R
Net assets	—		$25,632,252

Shares outstanding	—		2,165,906	[2]

Net asset value	—		$11.83

[1]	Unlimited number of shares authorized, $0.001 par value.

[2]	100 million shares authorized, $0.0001 par value.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Statements of Operations

Six Months Ended November 30, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund	BlackRock Small Cap Growth Fund II

Investment Income
Dividends — unaffiliated	$41,095	—
Securities lending — affiliated — net	801	—
Dividends — affiliated	28	—
Foreign taxes withheld	(12)	—
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	—	$713,467
Securities lending — affiliated — net	—	144,508
Dividends — affiliated	—	380
Foreign taxes withheld	—	(68)
Expenses	—	(907,192)
Fees waived	—	183,287

Total income	41,912	134,382

Expenses
Professional	48,923	33,839
Custodian	21,373	—
Investment advisory	16,059	—
Registration	15,487	36,859
Pricing	13,587	—
Printing	10,179	16,984
Administration	2,677	228,002
Service and distribution — class specific	1,979	398,295
Officers and Trustees/Directors	1,264	50
Transfer agent — class specific	1,142	292,807
Administration — class specific	892	—
Miscellaneous	4,791	9,692

Total expenses	138,353	1,016,528
Less fees waived and/or reimbursed by Manager	(106,610)	—
Less administration fees waived	(2,677)	—
Less administration fees waived — class specific	(827)	—
Less transfer agent fees reimbursed — class specific	(999)	—

Total expenses after fees waived and/or reimbursed	27,240	1,016,528

Net investment income (loss)	14,672	(882,146)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	137,848	—
Financial futures contracts	(331)	—
Investments and financial futures contracts allocated from the Master Portfolio	—	7,735,382

	137,517	7,735,382

Net change in unrealized appreciation/depreciation on:
Investments	(56,343)[1]	—
Financial futures contracts	8,790	—
Investments and financial futures contracts allocated from the Master Portfolio	—	(1,631,609)

	(47,553)	(1,631,609)

Net realized and unrealized gain	89,964	6,103,773

Net Increase in Net Assets Resulting from Operations	$104,636	$5,221,627

[1]	Net of ($110) foreign capital gain tax.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	17

Statements of Changes in Net Assets

	BlackRock Disciplined Small Cap Core Fund		BlackRock Small Cap Growth Fund II
Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

Operations
Net investment income (loss)	$14,672	$34,302	$(882,146)	$(2,058,841)
Net realized gain	137,517	730,831	7,735,382	47,784,879
Net change in unrealized appreciation/depreciation	(47,553)	352,393	(1,631,609)	(1,607,784)

Net increase in net assets resulting from operations	104,636	1,117,526	5,221,627	44,118,254

Distributions to Shareholders From[1]
Net investment income:
Institutional	—	(74,355)	—	—
Investor A	—	(1,244)	—	—
Investor C	—	(401)	—	—
Net realized gain:
Institutional	(432,478)	(275,293)	(7,226,476)	(15,959,070)
Investor A	(64,919)	(5,149)	(7,779,738)	(18,003,108)
Investor B	—	—	(131,700)	(505,040)
Investor C	(7,777)	(2,615)	(5,263,803)	(11,680,736)
Class R	—	—	(2,975,033)	(7,688,189)

Decrease in net assets resulting from distributions to shareholders	(505,174)	(359,057)	(23,376,750)	(53,836,143)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	502,628	1,114,412	8,548,895	25,396,774

Net Assets
Total increase (decrease) in net assets	102,090	1,872,881	(9,606,228)	15,678,885
Beginning of period	7,094,971	5,222,090	231,593,690	215,914,805

End of period	$7,197,061	$7,094,971	$221,987,462	$231,593,690

Undistributed (distributions in excess of/accumulated) net investment income (loss), end of period	$13,572	$(1,100)	$(870,216)	$11,930

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Financial Highlights	BlackRock Disciplined Small Cap Core Fund

	Institutional			Investor A			Investor C
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Period March 14, 2013[1] to May 31, 2013	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Period March 14, 2013[1] to May 31, 2013	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	Period March 14, 2013[1] to May 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.80	$10.37	$10.00	$11.78	$10.37	$10.00	$11.71	$10.35	$10.00

Net investment income (loss)[2]	0.03	0.07	0.02	0.01	(0.01)	0.01	(0.03)	(0.06)	(0.00)[3]
Net realized and unrealized gain	0.15	2.06	0.35	0.15	2.10	0.36	0.16	2.05	0.35

Net increase from investment operations	0.18	2.13	0.37	0.16	2.09	0.37	0.13	1.99	0.35

Distributions from:[4]
Net investment income	—	(0.15)	—	—	(0.13)	—	—	(0.08)	—
Net realized gain	(0.84)	(0.55)	—	(0.83)	(0.55)	—	(0.81)	(0.55)	—

Total distributions	(0.84)	(0.70)	—	(0.83)	(0.68)	—	(0.81)	(0.63)	—

Net asset value, end of period	$11.14	$11.80	$10.37	$11.11	$11.78	$10.37	$11.03	$11.71	$10.35

Total Return[5]
Based on net asset value	1.49%[6]	20.85%	3.70%[6]	1.34%[6]	20.49%	3.70%[6]	1.09%[6]	19.53%	3.50%[6]

Ratios to Average Net Assets
Total expenses	3.80%[7]	6.26%	7.68%[7,8]	4.18%[7]	8.25%	8.16%[7,8]	4.94%[7]	7.86%	8.91%[7,8]

Total expenses after fees waived and/or reimbursed	0.71%[7,9]	0.71%[10]	0.70%[7]	0.96%[7,9]	0.95%	0.95%[7]	1.71%[7,9]	1.71%[10]	1.70%[7]

Net investment income (loss)	0.47%[7]	0.61%	0.93%[7]	0.21%[7]	(0.11)%	0.67%[7]	(0.53)%[7]	(0.53)%	(0.08)%[7]

Supplemental Data
Net assets, end of period (000)	$5,800	$6,095	$5,181	$1,267	$899	$21	$131	$101	$21

Portfolio turnover rate	84%	145%	67%	84%	145%	67%	84%	145%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 8.75%, 9.23% and 9.98%, respectively.

[9]

Includes certain tax expenses. Excluding such tax expenses, total expenses after fees waived and/or reimbursed would have been 0.70%, 0.95% and 1.70% for Institutional, Investor A and Investor C, respectively.

[10]	Includes certain tax expenses. Excluding such tax expenses, total expenses after fees waived and/or reimbursed would have been 0.70% and 1.70% for Institutional and Investor C, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	19

Financial Highlights	BlackRock Small Cap Growth Fund II

	Institutional
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$14.63	$15.20	$13.22	$15.67	$11.64	$9.27

Net investment loss[1]	(0.03)	(0.06)	(0.01)	(0.12)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	0.38	3.00	3.72	(2.03)	4.16 [2]	2.48 [2]

Net increase (decrease) from investment operations	0.35	2.94	3.71	(2.15)	4.03	2.37

Distributions from net realized gain[3]	(1.41)	(3.51)	(1.73)	(0.30)	—	—

Net asset value, end of period	$13.57	$14.63	$15.20	$13.22	$15.67	$11.64

Total Return[4]
Based on net asset value	2.52%[5]	21.70%	30.95%	(13.97)%	34.62%[6]	25.57%[7]

Ratios to Average Net Assets[8]
Total expenses	1.13%[9,10]	1.14%[10]	1.26%[11]	1.29%[12]	1.24%[12]	1.31%

Net investment loss	(0.38)%[9]	(0.41)%	(0.04)%	(0.84)%	(0.99)%	(1.03)%

Supplemental Data
Net assets, end of period (000)	$75,608	$74,962	$65,186	$58,673	$155,169	$106,530

Portfolio turnover rate of the Master Portfolio	83%	152%	165%	143%	127%	114%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes redemption fees received by the Fund, which had no impact on the Fund’s total return.

[7]	Includes redemption fees received by the Fund, which had an impact of 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment loss.

[9]	Annualized.

[1][0]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.16%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor A
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$13.93	$14.63	$12.81	$15.22	$11.34	$9.06

Net investment loss[1]	(0.04)	(0.13)	(0.05)	(0.14)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	0.36	2.88	3.57	(1.97)	4.04 [2]	2.42 [2]

Net increase (decrease) from investment operations	0.32	2.75	3.52	(2.11)	3.88	2.28

Distributions from net realized gain[3]	(1.38)	(3.45)	(1.70)	(0.30)	—	—

Net asset value, end of period	$12.87	$13.93	$14.63	$12.81	$15.22	$11.34

Total Return[4]
Based on net asset value	2.46%[5]	21.08%	30.45%	(14.12)%	34.22%[6]	25.17%[7]

Ratios to Average Net Assets[8]
Total expenses	1.38%[9,10]	1.62%[10]	1.62%[11]	1.57%[12]	1.53%[12]	1.57%

Net investment loss	(0.63)%[9]	(0.88)%	(0.34)%	(1.11)%	(1.28)%	(1.29)%

Supplemental Data
Net assets, end of period (000)	$75,734	$80,144	$73,799	$75,467	$219,005	$184,897

Portfolio turnover rate of the Master Portfolio	83%	152%	165%	143%	127%	114%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes redemption fees received by the Fund, which had no impact on the Fund’s total return.

[7]	Includes redemption fees received by the Fund, which had an impact of 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment loss.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.16%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	21

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor B
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.80	$12.79	$11.43	$13.77	$10.38	$8.39

Net investment loss[1]	(0.10)	(0.19)	(0.17)	(0.27)	(0.28)	(0.25)
Net realized and unrealized gain (loss)	0.28	2.48	3.14	(1.77)	3.67 [2]	2.24 [2]

Net increase (decrease) from investment operations	0.18	2.29	2.97	(2.04)	3.39	1.99

Distributions from net realized gain[3]	(1.35)	(3.28)	(1.61)	(0.30)	—	—

Net asset value, end of period	$10.63	$11.80	$12.79	$11.43	$13.77	$10.38

Total Return[4]
Based on net asset value	1.70%[5]	20.29%	28.99%	(15.12)%	32.66%[6]	23.72%[7]

Ratios to Average Net Assets[8]
Total expenses	2.52%[9,10]	2.40%[9,10]	2.79%[11]	2.72%[12]	2.71%[12]	2.78%

Net investment loss	(1.77)%[9]	(1.53)%	(1.50)%	(2.30)%	(2.46)%	(2.50)%

Supplemental Data
Net assets, end of period (000)	$1,048	$1,217	$2,350	$4,587	$8,363	$10,713

Portfolio turnover rate of the Master Portfolio	83%	152%	165%	143%	127%	114%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes redemption fees received by the Fund, which had no impact on the Fund’s total return.

[7]	Includes redemption fees received by the Fund, which had an impact of 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment loss.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.16%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor C
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$11.71	$12.79	$11.44	$13.76	$10.35	$8.35

Net investment loss[1]	(0.08)	(0.19)	(0.15)	(0.25)	(0.26)	(0.23)
Net realized and unrealized gain (loss)	0.29	2.47	3.15	(1.77)	3.67 [2]	2.23 [2]

Net increase (decrease) from investment operations	0.21	2.28	3.00	(2.02)	3.41	2.00

Distributions from net realized gain[3]	(1.36)	(3.36)	(1.65)	(0.30)	—	—

Net asset value, end of period	$10.56	$11.71	$12.79	$11.44	$13.76	$10.35

Total Return[4]
Based on net asset value	1.97%[5]	20.24%	29.31%	(14.98)%	32.95%[6]	23.95%[7]

Ratios to Average Net Assets[8]
Total expenses	2.29%[9,10]	2.30%[9,10]	2.52%[11]	2.52%[12]	2.48%[12]	2.59%

Net investment loss	(1.54)%[9]	(1.55)%	(1.29)%	(2.10)%	(2.24)%	(2.32)%

Supplemental Data
Net assets, end of period (000)	$43,966	$45,686	$43,649	$40,529	$62,040	$60,833

Portfolio turnover rate of the Master Portfolio	83%	152%	165%	143%	127%	114%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes redemption fees received by the Fund, which had no impact on the Fund’s total return.

[7]	Includes redemption fees received by the Fund, which had an impact of 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment loss.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.16%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	23

Financial Highlights (concluded)	BlackRock Small Cap Growth Fund II

	Class R
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$12.95	$13.80	$12.19	$14.55	$10.88	$8.72

Net investment loss[1]	(0.06)	(0.12)	(0.08)	(0.19)	(0.20)	(0.17)
Net realized and unrealized gain (loss)	0.32	2.70	3.38	(1.87)	3.87 [2]	2.33 [2]

Net increase (decrease) from investment operations	0.26	2.58	3.30	(2.06)	3.67	2.16

Distributions from net realized gain[3]	(1.38)	(3.43)	(1.69)	(0.30)	—	—

Net asset value, end of period	$11.83	$12.95	$13.80	$12.19	$14.55	$10.88

Total Return[4]
Based on net asset value	2.19%[5]	21.07%	30.05%	(14.43)%	33.73%[6]	24.77%[7]

Ratios to Average Net Assets[8]
Total expenses	1.73%[9,10]	1.67%[10]	1.89%[11]	1.91%[12]	1.90%[12]	1.96%

Net investment loss	(0.98)%[9]	(0.92)%	(0.60)%	(1.49)%	(1.65)%	(1.69)%

Supplemental Data
Net assets, end of period (000)	$25,632	$29,585	$30,932	$37,237	$59,251	$52,704

Portfolio turnover rate of the Master Portfolio	83%	152%	165%	143%	127%	114%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes redemption fees received by the Fund, which had no impact on the Fund’s total return.

[7]	Includes redemption fees received by the Fund, which had an impact of 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment loss.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.16%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[12]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Disciplined Small Cap Core Fund (“Disciplined Small Cap Core Fund”), a series of BlackRock FundsSM (the “Trust”), and BlackRock Small Cap Growth Fund II (“Small Cap Growth Fund II”), a series of BlackRock Series, Inc. (the “Corporation”) (collectively, the “Funds” or individually, a “Fund”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. Small Cap Growth Fund II seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”), an affiliate of Small Cap Growth Fund II, which has the same investment objective and strategies as Small Cap Growth Fund II. The value of Small Cap Growth Fund II’s investment in the Master Portfolio reflects Small Cap Growth Fund II’s proportionate interest in the net assets of the Master Portfolio. The performance of Small Cap Growth Fund II is directly affected by the performance of the Master Portfolio. The percentage of the Master Portfolio owned by Small Cap Growth Fund II at November 30, 2014 was 100%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Growth Fund II’s financial statements.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor B and Class R Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan). For distribution and service fee breakdown see Note 5.

Share Name	Initial Sales Charge	CDSC	Conversion
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after 8 years
Investor C Shares	No	Yes	None
Class R Shares	No	No	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

Disciplined Small Cap Core Fund, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: Disciplined Small Cap Core Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Disciplined Small Cap Core Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for Disciplined Small Cap Core Fund for all financial instruments.

Small Cap Growth Fund II’s policy is to fair value its financial instruments at market value. Small Cap Growth Fund II records its investment in the Master Portfolio at fair value based on Small Cap Growth Fund II’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Disciplined Small Cap Core Fund’s equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	25

Notes to Financial Statements (continued)

or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

Disciplined Small Cap Core Fund values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. Disciplined Small Cap Core Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that Disciplined Small Cap Core Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Disciplined Small Cap Core Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where Disciplined Small Cap Core Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, Disciplined Small Cap Core Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of Disciplined Small Cap Core Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, Disciplined Small Cap Core Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For Disciplined Small Cap Core Fund, for financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For Small Cap Growth Fund II, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. Small Cap Growth Fund II records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, Small Cap Growth Fund II accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

26	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Disciplined Small Cap Core Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: Disciplined Small Cap Core Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with Disciplined Small Cap Core Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by Disciplined Small Cap Core Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of Disciplined Small Cap Core Fund and any additional required collateral is delivered to Disciplined Small Cap Core Fund on the next business day. During the term of the loan, Disciplined Small Cap Core Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of November 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by Disciplined Small Cap Core Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, Disciplined Small Cap Core Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and Disciplined Small Cap Core Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of Disciplined Small Cap Core Fund’s securities lending agreements by counterparty, which are subject to offset under an MSLA as of November 30, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$95,585	$(95,585)	—
Morgan Stanley	80,240	(80,240)	—
SG Americas Securities LLC	1,735	(1,735)	—

Total	$177,560	$(177,560)	—

[1]

Collateral with a value of $197,011 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, Disciplined Small Cap Core Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. Disciplined Small Cap Core Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

Disciplined Small Cap Core Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of Disciplined Small Cap Core Fund and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	27

Notes to Financial Statements (continued)

Financial Futures Contracts: Disciplined Small Cap Core Fund purchases and/or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between Disciplined Small Cap Core Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, Disciplined Small Cap Core Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, Disciplined Small Cap Core Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by Disciplined Small Cap Core Fund as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, Disciplined Small Cap Core Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts and the underlying assets.

The following is a summary of Disciplined Small Cap Core Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of November 30, 2014

Value
	Statements of Assets and Liabilities Location	Derivative Assets
Equity contracts	Net unrealized appreciation/depreciation[1]	$ 10,817

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2014

	Net Realized Loss From	Net Change in Unrealized Appreciation/Depreciation on
Equity contracts: Financial futures contracts	$(331)	$8,790

For the six months ended November 30, 2014, the average quarterly balances of outstanding derivative financial instruments for Disciplined Small Cap Core Fund were as follows:

Financial futures contracts:
Average number of contracts purchased	1
Average notional value of contracts purchased	$117,250

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Disciplined Small Cap Core Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by Disciplined Small Cap Core Fund.

With exchange-traded futures, there is less counterparty credit risk to Disciplined Small Cap Core Fund since the exchange or clearinghouse, as counterparty to such instrument, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, Disciplined Small Cap Core Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to Disciplined Small Cap Core Fund.

28	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of Disciplined Small Cap Core Fund, entered into an Investment Advisory Agreement with the Manager, Disciplined Small Cap Core Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of Disciplined Small Cap Core Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of Disciplined Small Cap Core Fund. For such services, Disciplined Small Cap Core Fund pays the Manager a monthly fee based on a percentage of Disciplined Small Cap Core Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.45%
$1 Billion - $3 Billion	0.42%
$3 Billion - $5 Billion	0.41%
$5 Billion - $10 Billion	0.39%
Greater than $10 Billion	0.38%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees Disciplined Small Cap Core Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with Disciplined Small Cap Core Fund’s investments in other affiliated investment companies, if any. This amount is included in fees waived and/or reimbursed by Manager in the Statements of Operations. For the six months ended November 30, 2014, the amount waived was $44.

With respect to Disciplined Small Cap Core Fund, Prior to July 1, 2014, BlackRock Fund Advisors (“BFA”), an affiliate of the Manager, served as a sub-advisor to the Fund pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Fund to the Manager under the Investment Advisory Agreements. Effective July 1, 2014, the sub-advisory agreements between the Manager and BFA, with respect to the Fund, was terminated.

The Corporation, on behalf of Small Cap Growth Fund II, entered into an Administration Agreement with BlackRock Advisors, LLC (in such capacity, the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Growth Fund II pays the Administrator a monthly fee at an annual rate of 0.20% of the average daily value of Small Cap Growth Fund II’s net assets. Small Cap Growth Fund II does not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager/Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor B	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	0.75%	0.75%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2014, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Investor A	Investor B	Investor C	Class R	Total
Disciplined Small Cap Core Fund	$1,338	—	$641	—	$1,979
Small Cap Growth Fund II	$97,934	$5,631	$225,907	$68,823	$398,295

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	29

Notes to Financial Statements (continued)

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor B	Investor C	Class R	Total
Disciplined Small Cap Core Fund	$30	$32	—	$5	—	$67
Small Cap Growth Fund II	$69	$631	$28	$272	$58	$1,058

For the six months ended November 30, 2014, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor B	Investor C	Class R	Total
Disciplined Small Cap Core Fund	$213	$826	—	$103	—	$1,142
Small Cap Growth Fund II	$80,982	$81,898	$3,382	$83,467	$43,078	$292,807

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for Disciplined Small Cap Core Fund. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of Disciplined Small Cap Core Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates. In addition, each of Disciplined Small Cap Core Fund’s share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the six months ended November 30, 2014, the following table shows the class specific administration fees borne directly by each class of Disciplined Small Cap Core Fund:

Institutional	Investor A	Investor C	Total
$743	$133	$16	$892

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for Disciplined Small Cap Core Fund or a share class, which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

With respect to Disciplined Small Cap Core Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of Disciplined Small Cap Core Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 0.70% for Institutional; 0.95% for Investor A and 1.70% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to October 1, 2015 unless approved by the Board, including a majority of the independent Trustees.

These amounts waived or reimbursed are included in fees waived and/or reimbursed by Manager, and shown as administration fees waived, administration fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2014, the amount included in fees waived and/or reimbursed by Manager was $106,566 for Disciplined Small Cap Core Fund.

30	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

Class specific waivers and reimbursements are as follows for Disciplined Small Cap Core Fund:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived	$678	$133	$16	$827
Transfer Agent Fees Reimbursed	$109	$788	$102	$999

If during Disciplined Small Cap Core Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) Disciplined Small Cap Core Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as Disciplined Small Cap Core Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On November 30, 2014, Disciplined Small Cap Core Fund’s Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring May 31,
	2015	2016	2017
Fund Level	$71,590	$342,873	$109,243
Institutional	$252	$1,565	$787
Investor A	$11	$378	$921
Investor C	$11	$123	$118

For the six months ended November 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of Disciplined Small Cap Core Fund’s Investor A Shares of $161 and Small Cap Growth Fund II’s Investor A Shares of $3,508.

For the six months ended November 30, 2014, affiliates received CDSCs in the amount of $108 for Disciplined Small Cap Core Fund’s Investor C Shares and $187, $116 and $970 for Small Cap Growth Fund II’s Investor A, Investor B and Investor C Shares, respectively.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for Disciplined Small Cap Core Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. Disciplined Small Cap Core Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by Disciplined Small Cap Core Fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Disciplined Small Cap Core Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, Disciplined Small Cap Core Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, Disciplined Small Cap Core Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year, securities lending income in an amount equal to 85% of securities lending income. The share of securities lending income earned by Disciplined Small Cap Core Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended November 30, 2014, Disciplined Small Cap Core Fund paid BIM $159 for securities lending agent services.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	31

Notes to Financial Statements (continued)

Certain officers and/or trustees/directors of the Trust/Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager/Administrator for a portion of the compensation paid to the Trust’s/Corporation’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the six months ended November 30, 2014, purchases and sales of investments, excluding short-term securities, were $5,977,005 and $5,931,872, respectively, for Disciplined Small Cap Core Fund.

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Small Cap Growth Fund II’s U.S. federal tax returns remains open for each of the four years ended May 31, 2014. The statutes of limitations on Disciplined Small Cap Core Fund’s U.S. federal, state and local tax returns remain open for the year ended May 31, 2014 and the period ended May 31, 2013. The statutes of limitations on Small Cap Growth Fund II’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes for Disciplined Small Cap Core Fund were as follows:

Tax cost	$7,051,134

Gross unrealized appreciation	$777,774
Gross unrealized depreciation	(376,842)

Net unrealized appreciation	$400,932

8. Bank Borrowings:

The Trust, on behalf of Disciplined Small Cap Core Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which Disciplined Small Cap Core Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including Disciplined Small Cap Core Fund, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Fund, can borrow up to $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The agreement expires in April 2015. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. Disciplined Small Cap Core Fund did not borrow under the credit agreement during the six months ended November 30, 2014.

9. Principal Risks:

In the normal course of business, Disciplined Small Cap Core Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by Disciplined Small Cap Core Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by Disciplined Small Cap Core Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, Disciplined Small Cap Core Fund may be exposed to counterparty credit risk, or the risk that an entity with which Disciplined Small Cap Core Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. Disciplined Small Cap Core Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

32	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)

Financial assets, which potentially expose Disciplined Small Cap Core Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of Disciplined Small Cap Core Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by Disciplined Small Cap Core Fund.

As of November 30, 2014, Disciplined Small Cap Core Fund invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on Disciplined Small Cap Core Fund and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2014		Year Ended May 31, 2014
Disciplined Small Cap Core Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,471	$29,110	18,667	$218,938
Shares issued in reinvestment of distributions	1,632	18,159	311	3,499
Shares redeemed	(159)	(1,765)	(1,894)	(23,046)

Net increase	3,944	$45,504	17,084	$199,391

Investor A
Shares sold	36,451	$408,838	80,009	$907,645
Shares issued in reinvestment of distributions	5,705	63,266	447	5,029
Shares redeemed	(4,514)	(51,860)	(6,109)	(71,358)

Net increase	37,642	$420,244	74,347	$841,316

Investor C
Shares sold	6,542	$72,806	6,592	$73,119
Shares issued in reinvestment of distributions	561	6,166	156	1,749
Shares redeemed	(3,892)	(42,092)	(104)	(1,163)

Net increase	3,211	$36,880	6,644	$73,705

Total Net Increase	44,797	$502,628	98,075	$1,114,412

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	33

Notes to Financial Statements (concluded)

	Six Months Ended November 30, 2014		Year Ended May 31, 2014
Small Cap Growth Fund II	Shares	Amount	Shares	Amount
Institutional
Shares sold	796,803	$10,997,972	1,426,953	$21,322,564
Shares issued in reinvestment of distributions	503,614	6,743,359	1,061,970	14,965,230
Shares redeemed	(853,130)	(11,711,767)	(1,652,073)	(24,682,147)

Net increase	447,287	$6,029,564	836,850	$11,605,647

Investor A
Shares sold and automatic conversion of shares	577,133	$7,546,466	1,513,268	$21,501,182
Shares issued in reinvestment of distributions	586,467	7,412,875	1,268,035	17,099,291
Shares redeemed	(1,030,310)	(13,442,239)	(2,071,749)	(29,406,267)

Net increase	133,290	$1,517,102	709,554	$9,194,206

Investor B
Shares sold	4,698	$85,653	25,505	$313,310
Shares issued in reinvestment of distributions	12,034	125,749	40,034	461,097
Shares redeemed and automatic conversion of shares	(21,365)	(238,683)	(145,996)	(1,776,191)

Net decrease	(4,633)	$(27,281)	(80,457)	$(1,001,784)

Investor C
Shares sold	308,595	$3,350,725	654,324	$7,904,289
Shares issued in reinvestment of distributions	458,070	4,754,633	900,979	10,337,401
Shares redeemed	(504,622)	(5,424,993)	(1,067,161)	(12,844,888)

Net increase	262,043	$2,680,365	488,142	$5,396,802

Class R
Shares sold	198,398	$2,383,712	796,132	$10,621,900
Shares issued in reinvestment of distributions	255,351	2,974,837	611,265	7,687,705
Shares redeemed	(572,926)	(7,009,404)	(1,363,036)	(18,107,702)

Net increase (decrease)	(119,177)	$(1,650,855)	44,361	$201,903

Total Net Increase	718,810	$8,548,895	1,998,450	$25,396,774

At November 30, 2014, 496,000 Institutional Shares, 2,000 Investor A Shares and 2,000 Investor C Shares of Disciplined Small Cap Core Fund were owned by affiliates.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Master Portfolio Information	BlackRock Master Small Cap Growth Portfolio

As of November 30, 2014

Ten Largest Holdings	Percent of Long-Term Investments
Team Health Holdings, Inc.	2%
Aspen Technology, Inc.	2
Manhattan Associates, Inc.	2
Skechers U.S.A., Inc., Class A	2
DuPont Fabros Technology, Inc.	2
Boise Cascade Co.	2
LogMeIn, Inc.	2
EnerSys, Inc.	2
Syntel, Inc.	2
Texas Capital Bancshares, Inc.	2

Sector Allocation	Percent of Long-Term Investments
Information Technology	28%
Health Care	23
Consumer Discretionary	16
Industrials	14
Financials	8
Materials	4
Energy	3
Consumer Staples	2
Telecommunication Services	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	35

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
Ducommun, Inc. (a)	25,109	$625,214
Taser International, Inc. (a)	41,022	881,153

		1,506,367
Air Freight & Logistics — 0.0%
Radiant Logistics, Inc. (a)	349	1,351
Airlines — 1.6%
American Airlines Group, Inc.	3,493	169,515
JetBlue Airways Corp. (a)	188,082	2,751,640
Virgin America, Inc. (a)	16,442	619,535

		3,540,690
Auto Components — 3.2%
Gentherm, Inc. (a)	9,980	376,146
Lear Corp.	836	80,181
Stoneridge, Inc. (a)	16,396	178,061
Tenneco, Inc. (a)	58,585	3,184,095
Tower International, Inc. (a)	125,948	3,215,452

		7,033,935
Banks — 1.9%
CommunityOne Bancorp (a)	4,630	48,245
Glacier Bancorp, Inc.	7,963	218,027
Texas Capital Bancshares, Inc. (a)	67,206	3,705,067
Umpqua Holdings Corp.	10,724	182,201
West Bancorporation, Inc.	257	4,014

		4,157,554
Biotechnology — 9.1%
ACADIA Pharmaceuticals, Inc. (a)	7,226	215,841
Acorda Therapeutics, Inc. (a)	23,193	845,385
Actinium Pharmaceuticals, Inc. (a)	7,763	44,560
Adamas Pharmaceuticals, Inc. (a)	2,065	30,335
Agios Pharmaceuticals, Inc. (a)	462	46,574
Alder Biopharmaceuticals, Inc. (a)	27,254	444,785
Amicus Therapeutics, Inc.	42,707	338,666
Ardelyx, Inc. (a)	1,299	34,774
ArQule, Inc. (a)	18,374	24,254
Auspex Pharmaceuticals, Inc. (a)	1,768	42,839
BIND Therapeutics, Inc. (a)(b)	18,423	119,749
BioSpecifics Technologies Corp. (a)	12,123	459,704
Biota Pharmaceuticals, Inc. (a)	3,187	7,043
Celldex Therapeutics, Inc. (a)	4,654	94,383
Cepheid, Inc. (a)	11,608	639,369
China Biologic Products, Inc. (a)	6,343	434,369
Clovis Oncology, Inc. (a)	310	14,750
Concert Pharmaceuticals, Inc. (a)	11,563	145,694
Cytokinetics, Inc. (a)	50,863	237,530
Dyax Corp. (a)	67,741	951,084
Emergent Biosolutions, Inc. (a)	19,223	477,884
Enanta Pharmaceuticals, Inc. (a)	12,491	586,328
Enzon Pharmaceuticals, Inc.	153,792	167,633
Exact Sciences Corp. (b)	7,434	184,512
Fibrocell Science, Inc. (a)	1,419	3,831
GTx, Inc. (a)(b)	22,242	14,235

Common Stocks	Shares	Value
Biotechnology (concluded)
Harvard Apparatus Regenerative Technology, Inc. (a)	21,561	$72,876
Hyperion Therapeutics, Inc. (a)	20,424	418,488
Ignyta, Inc. (a)	1,766	12,026
Immune Design Corp. (a)	1,211	38,522
Infinity Pharmaceuticals, Inc. (a)	9,971	149,665
Inovio Pharmaceuticals, Inc. (a)(b)	13,337	129,102
Ironwood Pharmaceuticals, Inc. (a)	6,092	84,313
Isis Pharmaceuticals, Inc. (a)	35,640	1,845,796
Keryx Biopharmaceuticals, Inc. (a)	2,021	32,134
Kindred Biosciences, Inc. (a)	18,689	179,788
Kite Pharma, Inc. (a)(b)	10,592	444,652
Ligand Pharmaceuticals, Inc. (a)	13,402	721,698
Loxo Oncology, Inc. (a)	4,914	50,614
MacroGenics, Inc. (a)	21,235	600,101
MannKind Corp. (b)	4,873	29,969
Merrimack Pharmaceuticals, Inc. (a)	71,152	651,752
MiMedx Group, Inc. (a)	2,034	22,496
Momenta Pharmaceuticals, Inc. (a)	21,892	256,793
Myriad Genetics, Inc. (a)(b)	1,765	59,180
Neurocrine Biosciences, Inc. (a)	1,808	36,033
NPS Pharmaceuticals, Inc. (a)	39,340	1,305,301
OncoGenex Pharmaceutical, Inc. (a)	47,282	99,765
Ophthotech Corp. (a)	380	16,397
Opko Health, Inc. (a)(b)	11,093	92,959
Otonomy, Inc. (a)	2,961	71,094
PDL BioPharma, Inc.	96,814	799,684
Peregrine Pharmaceuticals, Inc. (a)(b)	106,151	157,103
Prothena Corp. PLC (a)	13,254	321,277
Puma Biotechnology, Inc. (a)	6,354	1,442,485
Receptos, Inc. (a)	2,444	330,673
Repligen Corp. (a)	15,133	346,092
Rigel Pharmaceuticals, Inc. (a)	110,593	236,669
Sage Therapeutics, Inc. (a)	6,310	249,497
Sangamo Biosciences, Inc. (a)	52,844	638,356
Sorrento Therapeutics, Inc. (a)	12,143	46,751
Spectrum Pharmaceuticals, Inc. (a)	64,858	467,626
Synageva BioPharma Corp. (a)	1,190	96,628
T2 Biosystems, Inc. (a)	845	15,142
Targacept, Inc. (a)	7,630	18,541
Threshold Pharmaceuticals, Inc. (a)	13,203	38,289
Trevena, Inc. (a)	17,459	91,136
United Therapeutics Corp. (a)	1,101	145,960
Versartis, Inc. (a)(b)	6,143	110,697
Vitae Pharmaceuticals, Inc. (a)	25,818	525,396
Xencor, Inc. (a)	3,698	41,455

		20,147,082
Building Products — 0.1%
PGT, Inc. (a)	34,308	322,838
Capital Markets — 1.2%
Evercore Partners, Inc., Class A	37,485	1,892,993
Marcus & Millichap, Inc. (a)	8,058	250,040
RCS Capital Corp., Class A	20,569	204,662
Westwood Holdings Group, Inc.	4,747	282,874

		2,630,569

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	REIT	Real Estate Investment Trust

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 0.7%
Landec Corp. (a)	4,741	$62,297
OM Group, Inc.	10,152	276,236
PolyOne Corp.	20,877	778,712
Taminco Corp. (a)	2,717	70,397
Trinseo SA (a)	23,227	356,767

		1,544,409
Commercial Services & Supplies — 0.4%
Atento SA (a)	44,592	491,850
Cenveo, Inc. (a)	13,244	24,899
Hudson Technologies, Inc. (a)	15,500	52,390
Performant Financial Corp. (a)	30,239	205,625
SP Plus Corp. (a)	10,230	212,579

		987,343
Communications Equipment — 3.2%
Aruba Networks, Inc. (a)	123,080	2,302,827
Aviat Networks, Inc. (a)	45,693	68,996
Calix, Inc. (a)	72,239	765,733
Comtech Telecommunications Corp.	1,963	77,911
Emulex Corp. (a)	3,885	21,018
Plantronics, Inc.	6,455	336,757
Polycom, Inc. (a)	16,617	218,846
ShoreTel, Inc. (a)	129,685	970,044
Sonus Networks, Inc. (a)	648,513	2,399,498

		7,161,630
Construction & Engineering — 0.1%
MasTec, Inc. (a)	5,064	122,042
Consumer Finance — 0.2%
JG Wentworth Co. (a)	44,343	422,589
Containers & Packaging — 1.0%
Graphic Packaging Holding Co. (a)	175,636	2,186,668
Distributors — 0.5%
Core-Mark Holding Co., Inc.	15,905	956,050
Pool Corp.	698	41,468

		997,518
Diversified Consumer Services — 2.0%
Ascent Capital Group, Inc., Class A (a)	8,951	481,743
Collectors Universe, Inc.	19,917	438,373
K12, Inc. (a)	5,846	67,229
LifeLock, Inc. (a)	105,868	1,747,881
National American University Holdings, Inc.	3,824	11,740
ServiceMaster Global Holdings, Inc. (a)	33,443	878,213
Steiner Leisure Ltd. (a)	20,624	913,024

		4,538,203
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	2,156	40,188
Diversified Telecommunication Services — 1.4%
IDT Corp., Class B	12,846	217,611
Inteliquent, Inc.	85,275	1,570,765
Intelsat SA (a)	33,516	590,217
Premiere Global Services, Inc. (a)	40,295	425,112
Vonage Holdings Corp. (a)	120,001	409,203

		3,212,908
Electrical Equipment — 1.8%
EnerSys, Inc.	66,497	4,038,363

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 3.8%
Anixter International, Inc.	25,669	$2,230,636
Cognex Corp. (a)	29,330	1,194,024
DTS, Inc. (a)	4,306	138,869
Kimball Electronics, Inc. (a)	6,899	75,889
Methode Electronics, Inc.	383	14,841
Newport Corp. (a)	114,102	2,009,336
OSI Systems, Inc. (a)	20,360	1,436,805
Radisys Corp. (a)	17,489	41,974
RealD, Inc. (a)	118,983	1,362,355

		8,504,729
Energy Equipment & Services — 0.9%
Basic Energy Services, Inc. (a)	63,069	563,206
C&J Energy Services, Inc. (a)	23,510	356,177
CHC Group Ltd. (a)	85,483	393,222
Enservco Corp. (a)	707	1,471
Matrix Service Co. (a)	28,497	601,857
North Atlantic Drilling Ltd. (a)	16,157	39,261
Pioneer Energy Services Corp. (a)	9,985	60,309

		2,015,503
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	1	22
Food Products — 1.4%
Freshpet, Inc. (a)	3,222	53,840
Lancaster Colony Corp.	1,323	124,230
Omega Protein Corp. (a)	18,888	191,713
Pilgrim’s Pride Corp. (a)(b)	43,819	1,415,354
Sanderson Farms, Inc. (b)	14,882	1,291,906
Seaboard Corp. (a)	20	69,000

		3,146,043
Gas Utilities — 0.0%
Southwest Gas Corp.	1,709	98,934
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc. (a)	24,608	1,400,195
Anika Therapeutics, Inc. (a)	35,488	1,451,104
DexCom, Inc. (a)	6,436	331,197
Exactech, Inc. (a)	1,033	22,912
Greatbatch, Inc. (a)	3,133	155,303
ICU Medical, Inc. (a)	9,098	761,412
Natus Medical, Inc. (a)	5,305	181,590
STERIS Corp.	47,678	3,039,473
SurModics, Inc. (a)	14,372	301,956
Symmetry Medical, Inc. (a)	186,720	1,682,347
TearLab Corp. (a)	703	1,958
Thoratec Corp. (a)	28,092	876,189
Utah Medical Products, Inc.	1,136	65,968
Zeltiq Aesthetics, Inc. (a)	26,340	720,926

		10,992,530
Health Care Providers & Services — 5.5%
AAC Holdings, Inc. (a)	570	16,450
Adeptus Health, Inc., Class A (a)	664	20,212
Alliance HealthCare Services, Inc. (a)	2,797	62,988
AMN Healthcare Services, Inc. (a)	59,290	1,015,045
Centene Corp. (a)	16,527	1,632,372
CorVel Corp. (a)	22,207	769,695
Five Star Quality Care, Inc. (a)	42,656	187,686
Health Net, Inc. (a)	48,816	2,508,166
HealthEquity, Inc. (a)	7,146	177,435

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	37

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
HealthSouth Corp.	29,433	$1,210,579
Skilled Healthcare Group, Inc., Class A (a)	2,763	19,286
Team Health Holdings, Inc. (a)	81,948	4,684,148

		12,304,062
Health Care Technology — 0.7%
Omnicell, Inc. (a)	47,761	1,537,904
Hotels, Restaurants & Leisure — 3.2%
BFC Financial Corp., Class A (a)	4,253	15,949
Brinker International, Inc.	35,165	1,980,844
Diamond Resorts International, Inc. (a)	42,656	1,031,422
Intrawest Resorts Holdings, Inc. (a)	2,229	23,895
Jack in the Box, Inc.	37,777	2,814,387
Papa John’s International, Inc.	820	43,280
Red Lion Hotels Corp. (a)	7,229	42,796
SeaWorld Entertainment, Inc.	1,732	28,907
Speedway Motorsports, Inc.	1	20
Vail Resorts, Inc.	11,590	1,015,748

		6,997,248
Household Durables — 0.6%
GoPro, Inc., Class A (a)(b)	4,313	336,285
TRI Pointe Homes, Inc. (a)	48,020	732,785
ZAGG, Inc. (a)	58,301	332,316

		1,401,386
Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power, Inc., Class A (a)	101	3,348
Insurance — 0.1%
AmTrust Financial Services, Inc.	429	22,016
Hallmark Financial Services, Inc. (a)	22,668	267,256
Heritage Insurance Holdings, Inc. (a)	1,176	20,404

		309,676
Internet & Catalog Retail — 0.7%
1-800-Flowers.com, Inc., Class A (a)	31,447	268,872
Liberty Ventures, Series A	3,226	118,201
Orbitz Worldwide, Inc. (a)	75,929	580,098
Shutterfly, Inc. (a)	10,346	442,395
U.S. Auto Parts Network, Inc. (a)	19,837	49,989

		1,459,555
Internet Software & Services — 4.5%
Bankrate, Inc. (a)	11,243	131,431
Blucora, Inc. (a)	86,571	1,230,174
Constant Contact, Inc. (a)	26,584	868,765
Conversant, Inc. (a)	17,113	599,297
Limelight Networks, Inc. (a)	74,870	204,395
LogMeIn, Inc. (a)	80,445	4,068,104
MeetMe, Inc. (a)	2,214	3,841
Monster Worldwide, Inc. (a)	15,605	67,882
NIC, Inc.	100,467	1,810,415
Spark Networks, Inc. (a)(b)	20,043	77,366
support.com, Inc. (a)	63,038	129,858
Synacor, Inc. (a)	9,528	15,531
TechTarget, Inc. (a)	3,674	37,181
Travelzoo, Inc. (a)	27,088	355,665
Tremor Video, Inc. (a)	15,975	39,139
TrueCar, Inc. (a)	16,684	319,665

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Zix Corp. (a)	16,519	$52,200

		10,010,909
IT Services — 3.0%
Forrester Research, Inc.	754	29,941
Global Cash Access Holdings, Inc. (a)	139,122	987,766
Lionbridge Technologies, Inc. (a)	55,744	282,622
Planet Payment, Inc. (a)	16,202	26,247
Sapient Corp. (a)	29,270	722,969
Syntel, Inc. (a)	87,496	3,893,572
VeriFone Systems, Inc. (a)	19,233	685,849

		6,628,966
Leisure Products — 0.1%
Nautilus, Inc. (a)	18,289	234,648
Life Sciences Tools & Services — 0.2%
Harvard Bioscience, Inc. (a)	56,827	279,589
INC Research Holdings, Inc., Class A (a)	4,475	109,145
pSivida Corp. (a)	13	56

		388,790
Machinery — 3.8%
Blount International, Inc. (a)	53,080	871,574
Global Brass & Copper Holdings, Inc.	72,447	887,476
The Greenbrier Cos., Inc. (b)	42,892	2,379,648
Hyster-Yale Materials Handling, Inc.	12,241	898,612
John Bean Technologies Corp.	26,760	811,898
Luxfer Holdings PLC — ADR	129,101	1,937,806
Wabash National Corp. (a)	51,473	555,394
Woodward, Inc.	1,292	66,771
Xerium Technologies, Inc. (a)	2,502	35,578

		8,444,757
Marine — 0.0%
Scorpio Bulkers, Inc. (a)	6,304	20,614
Media — 0.6%
Crown Media Holdings, Inc., Class A (a)	39,577	133,770
MDC Partners, Inc., Class A	2,390	52,747
Townsquare Media, Inc., Class A (a)	25,534	318,664
Tribune Publishing Co.	44,031	928,614

		1,433,795
Metals & Mining — 0.0%
Ryerson Holding Corp. (a)	5,705	61,557
Worthington Industries, Inc.	747	28,169

		89,726
Oil, Gas & Consumable Fuels — 1.9%
Adams Resources & Energy, Inc.	401	17,760
American Eagle Energy Corp. (a)	7,559	7,105
Bill Barrett Corp. (a)	27,740	281,006
Bonanza Creek Energy, Inc. (a)	22,817	621,079
BPZ Resources, Inc. (a)	91,597	54,958
Callon Petroleum Co. (a)	11,982	58,832
Cloud Peak Energy, Inc. (a)	1,354	15,801
Gastar Exploration, Inc. (a)	4,003	11,809
Jones Energy, Inc., Class A (a)	22,812	231,542
Kodiak Oil & Gas Corp. (a)	68,388	501,284
Matador Resources Co. (a)	48,590	854,698
Northern Oil and Gas, Inc. (a)	9,999	86,891
Parsley Energy, Inc., Class A (a)	50,637	640,052
Sprague Resources LP (a)	833	18,717

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Stone Energy Corp. (a)	1,477	$23,337
U.S. Energy Corp. Wyoming (a)	4,681	7,770
W&T Offshore, Inc.	6,350	47,815
Warren Resources, Inc. (a)	24,266	49,745
Western Refining, Inc.	17,911	736,321

		4,266,522
Paper & Forest Products — 2.3%
Boise Cascade Co. (a)	116,835	4,169,841
Clearwater Paper Corp. (a)	10,167	673,665
Domtar Corp.	6,037	245,706

		5,089,212
Pharmaceuticals — 1.9%
Achaogen, Inc. (a)	1,662	15,324
Actavis PLC (a)	1,930	2,239
Akorn, Inc. (a)	62,612	2,508,863
Auxilium Pharmaceuticals, Inc. (a)	12,837	443,647
Catalent, Inc.	8,738	251,567
Furiex Pharmaceuticals, Inc. — CVR	1,957	19,570
POZEN, Inc.	7,426	66,017
Prestige Brands Holdings, Inc. (a)	1,912	63,956
Sagent Pharmaceuticals, Inc. (a)	15,519	447,413
SciClone Pharmaceuticals, Inc. (a)	46,676	396,279
Sucampo Pharmaceuticals, Inc., Class A (a)	7,825	91,709

		4,306,584
Professional Services — 2.7%
GP Strategies Corp. (a)	517	15,675
Kforce, Inc.	108,518	2,532,810
Korn/Ferry International (a)	13,417	364,272
On Assignment, Inc. (a)	33,759	1,037,414
RPX Corp. (a)	160,848	2,110,326

		6,060,497
Real Estate Investment Trusts (REITs) — 3.1%
Chatham Lodging Trust	1,649	44,127
DuPont Fabros Technology, Inc.	134,204	4,373,708
LaSalle Hotel Properties	12,526	505,675
NorthStar Realty Finance Corp.	45,411	829,659
Pebblebrook Hotel Trust	1,601	69,115
PS Business Parks, Inc.	5,072	412,810
RLJ Lodging Trust	8,986	295,909
Western Asset Mortgage Capital Corp.	16,195	253,452

		6,784,455
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA (a)	1,327	69,376
Forestar Group, Inc. (a)	49,396	790,336

		859,712
Road & Rail — 1.4%
Swift Transportation Co. (a)	105,372	3,063,164
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Energy Industries, Inc. (a)	5,326	108,810
Ambarella, Inc. (a)(b)	64,367	3,540,185
Amkor Technology, Inc. (a)	26,101	174,616
Cabot Microelectronics Corp. (a)	41,928	1,983,194
Cirrus Logic, Inc. (a)	45,319	828,884
Inphi Corp. (a)	55,274	811,975
Intermolecular, Inc. (a)	79,791	172,349
MaxLinear, Inc., Class A (a)	62,921	459,323

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Microsemi Corp. (a)	44,693	$1,215,650
Pericom Semiconductor Corp. (a)	8,903	113,157
RF Micro Devices, Inc. (a)	59,871	874,715
Semtech Corp. (a)	13,306	338,771
Silicon Image, Inc. (a)	156,707	866,590
Silicon Laboratories, Inc. (a)	647	29,341
Spansion, Inc., Class A (a)	106,224	2,482,455
Tessera Technologies, Inc.	11,141	380,799

		14,380,814
Software — 6.4%
Advent Software, Inc.	7,562	238,430
Aspen Technology, Inc. (a)	122,000	4,604,280
AVG Technologies NV (a)	91,261	1,792,366
Aware, Inc.	11,797	52,025
Infoblox, Inc. (a)	2,106	37,908
Manhattan Associates, Inc. (a)	114,604	4,533,734
Monotype Imaging Holdings, Inc.	2,004	55,391
Net 1 UEPS Technologies, Inc. (a)	43,936	538,655
QAD, Inc., Class A	8,809	172,833
Qualys, Inc. (a)	8,634	306,421
SolarWinds, Inc. (a)	512	26,583
TubeMogul, Inc. (a)(b)	4,075	65,037
VASCO Data Security International, Inc. (a)	42,909	1,278,688
Verint Systems, Inc. (a)	9,454	569,036
Viggle, Inc.	3,779	6,575

		14,277,962
Specialty Retail — 1.9%
Aaron’s, Inc. (a)	44,569	1,264,868
Abercrombie & Fitch Co., Class A	4,182	120,651
ANN, Inc. (a)	26,280	965,264
Boot Barn Holdings, Inc. (a)	6,567	141,847
Chico’s FAS, Inc.	5,807	92,157
Haverty Furniture Cos., Inc.	24,962	525,700
Kirkland’s, Inc. (a)	25,847	561,397
Murphy U.S.A., Inc. (a)	2,786	177,524
New York & Co., Inc. (a)	21,065	57,929
Outerwall, Inc. (a)	2,046	143,793
Sears Hometown and Outlet Stores, Inc. (a)	5	66
West Marine, Inc. (a)	3,738	40,856
The Wet Seal, Inc., Class A (a)(b)	156,096	49,951

		4,142,003
Technology Hardware, Storage & Peripherals — 0.3%
Immersion Corp. (a)	34,629	300,233
Quantum Corp. (a)	177,158	279,910

		580,143
Textiles, Apparel & Luxury Goods — 3.4%
Columbia Sportswear Co.	4,631	208,627
Deckers Outdoor Corp. (a)	26,092	2,523,618
Iconix Brand Group, Inc. (a)	8,972	362,558
Skechers U.S.A., Inc., Class A (a)	71,319	4,379,700

		7,474,503
Thrifts & Mortgage Finance — 0.9%
Heritage Financial Group, Inc.	4,597	96,675
Home Loan Servicing Solutions Ltd. (a)	18,566	362,780
HomeStreet, Inc.	52,421	854,986
MGIC Investment Corp. (a)	12,429	115,714

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	39

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
Tree.com, Inc. (a)	12,348	$558,870

		1,989,025
Tobacco — 0.7%
Vector Group Ltd.	73,980	1,609,065
Trading Companies & Distributors — 1.3%
Air Lease Corp.	12,683	482,334
MRC Global, Inc. (a)	49,408	998,536
Watsco, Inc.	12,600	1,278,900
Willis Lease Finance Corp. (a)	3,171	69,096

		2,828,866
Water Utilities — 0.3%
American States Water Co.	18,132	632,625
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	3,374	8,502
Total Common Stocks — 98.5%		218,969,046

Other Interests (c)	Beneficial Interest (000)
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$9	177

Preferred Stocks	Shares
Consumer Finance — 0.2%
LendingClub Corp. (Acquired 4/15/14, cost $338,865) (a)(d)	16,658	347,546
Household Durables — 0.1%
AliphCom (Acquired 6/03/14, cost $249,993) (a)(d)	22,187	250,564
Software — 0.5%
Apigee Corp., Series H (Acquired 4/15/14, cost $89,907) (a)(d)	30,896	89,907
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(d)	15,128	362,769
Series D (Acquired 12/19/13, cost $118,056) (a)(d)	4,706	112,850
Series E (Acquired 12/19/13, cost $4,168) (a)(d)	166	3,981
Palantir Technologies, Inc. (Acquired 2/06/14, cost $500,000) (a)(d)	81,566	500,000
Total Preferred Stocks — 0.8%		1,667,617

Warrants (e)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70)	222,516	—
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	547	$957
Total Warrants — 0.0%		957
Total Long-Term Investments (Cost — $202,157,756) — 99.3%		220,637,797

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (f)(g)	1,965,748	1,965,748
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)	$8,893	8,893,117
Total Short-Term Securities (Cost — $10,858,865) — 4.9%		10,858,865
Total Investments (Cost — $213,016,621) — 104.2%		231,496,662
Liabilities in Excess of Other Assets — (4.2)%		(9,238,240)

Net Assets — 100.0%		$222,258,422

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(d)	Restricted security as to resale. As of report date, the Master Portfolio held 0.8% of its net assets, with a current value of $1,667,617 and an original cost of $1,680,493 in this security.

(e)	Warrants entitle the Master Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be affiliates of the Master Portfolio during the six months ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2014	Net Activity	Shares/ Beneficial Interest Held at November 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,280,302	(3,314,554)	1,965,748	$380
BlackRock Liquidity Series, LLC, Money Market Series	$3,271,075	$5,622,042	$8,893,117	$144,508

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
20	E-Mini Russell 2000 Futures	InterContinental Exchange	December 2014	$2,343,200	$(1,751)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	41

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,506,367	—	—	$1,506,367
Air Freight & Logistics	1,351	—	—	1,351
Airlines	3,540,690	—	—	3,540,690
Auto Components	7,033,935	—	—	7,033,935
Banks	4,157,554	—	—	4,157,554
Biotechnology	20,147,082	—	—	20,147,082
Building Products	322,838	—	—	322,838
Capital Markets	2,630,569	—	—	2,630,569
Chemicals	1,544,409	—	—	1,544,409
Commercial Services & Supplies	987,343	—	—	987,343
Communications Equipment	7,161,630	—	—	7,161,630
Construction & Engineering	122,042	—	—	122,042
Consumer Finance	422,589	—	—	422,589
Containers & Packaging	2,186,668	—	—	2,186,668
Distributors	997,518	—	—	997,518
Diversified Consumer Services	4,538,203	—	—	4,538,203
Diversified Financial Services	40,188	—	—	40,188
Diversified Telecommunication Services	3,212,908	—	—	3,212,908
Electrical Equipment	4,038,363	—	—	4,038,363
Electronic Equipment, Instruments & Components	8,504,729	—	—	8,504,729
Energy Equipment & Services	2,015,503	—	—	2,015,503
Food & Staples Retailing	22	—	—	22
Food Products	3,146,043	—	—	3,146,043
Gas Utilities	98,934	—	—	98,934
Health Care Equipment & Supplies	10,992,530	—	—	10,992,530
Health Care Providers & Services	12,304,062	—	—	12,304,062
Health Care Technology	1,537,904	—	—	1,537,904
Hotels, Restaurants & Leisure	6,997,248	—	—	6,997,248
Household Durables	1,401,386	—	—	1,401,386
Independent Power and Renewable Electricity Producers	3,348	—	—	3,348
Insurance	309,676	—	—	309,676
Internet & Catalog Retail	1,459,555	—	—	1,459,555
Internet Software & Services	10,010,909	—	—	10,010,909
IT Services	6,628,966	—	—	6,628,966
Leisure Products	234,648	—	—	234,648
Life Sciences Tools & Services	388,790	—	—	388,790
Machinery	8,444,757	—	—	8,444,757
Marine	20,614	—	—	20,614
Media	1,433,795	—	—	1,433,795
Metals & Mining	89,726	—	—	89,726
Oil, Gas & Consumable Fuels	4,266,522	—	—	4,266,522
Paper & Forest Products	5,089,212	—	—	5,089,212
Pharmaceuticals	4,284,775	$2,239	$19,570	4,306,584
Professional Services	6,060,497	—	—	6,060,497
Real Estate Investment Trusts (REITs)	6,784,455	—	—	6,784,455
Real Estate Management & Development	859,712	—	—	859,712
Road & Rail	3,063,164	—	—	3,063,164
Semiconductors & Semiconductor Equipment	14,380,814	—	—	14,380,814
Software	14,271,387	—	6,575	14,277,962
Specialty Retail	4,142,003	—	—	4,142,003
Technology Hardware, Storage & Peripherals	580,143	—	—	580,143
Textiles, Apparel & Luxury Goods	7,474,503	—	—	7,474,503
Thrifts & Mortgage Finance	1,989,025	—	—	1,989,025
Tobacco	1,609,065	—	—	1,609,065
Trading Companies & Distributors	2,828,866	—	—	2,828,866
Water Utilities	632,625	—	—	632,625
Wireless Telecommunication Services	—	—	8,502	8,502

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

	Level 1	Level 2	Level 3	Total
Other Interests:
Professional Services	—	—	$177	$177
Preferred Stocks:
Consumer Finance	—	—	347,546	347,546
Household Durables	—	—	250,564	250,564
Software	—	—	1,069,507	1,069,507
Warrants:
Real Estate Management & Development	—	—	957	957
Short-Term Securities	$1,965,748	$8,893,117	—	10,858,865

Total	$220,898,865	$8,895,356	$1,702,441	$231,496,662

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,751)	—	—	$(1,751)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$113,000	—	—	$113,000
Liabilities:
Bank overdraft	—	$(48,712)	—	(48,712)
Collateral on securities loaned at value	—	(8,893,117)	—	(8,893,117)

Total	$113,000	$(8,941,829)	—	$(8,828,829)

There were no transfers between levels during the six months ended November 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	43

Statement of Assets and Liabilities	BlackRock Master Small Cap Growth Portfolio

November 30, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $8,155,152) (cost — $202,157,756)	$220,637,797
Investments at value — affiliated (cost — $10,858,865)	10,858,865
Cash pledged for financial futures contracts	113,000
Investments sold receivable	938,881
Dividends receivable — unaffiliated	81,116
Dividends receivable — affiliated	106
Securities lending income receivable — affiliated	45,502
Prepaid expenses	1,259

Total assets	232,676,526

Liabilities
Bank overdraft	48,712
Collateral on securities loaned at value	8,893,117
Variation margin payable on financial futures contracts	38,095
Investments purchased payable	819,125
Withdrawals payable to investors	445,887
Investment advisory fees payable	98,823
Directors’ fees payable	3,092
Other affiliates payable	1,090
Other accrued expenses payable	70,163

Total liabilities	10,418,104

Net Assets	$222,258,422

Net Assets Consist of
Investors’ capital	$203,780,132
Net unrealized appreciation/depreciation	18,478,290

Net Assets	$222,258,422

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Statement of Operations	BlackRock Master Small Cap Growth Portfolio

Six Months Ended November 30, 2014 (Unaudited)

Investment Income
Dividends — unaffiliated	$713,467
Securities lending — affiliated — net	144,508
Dividends — affiliated	380
Foreign taxes withheld	(68)

Total income	858,287

Expenses
Investment advisory	798,944
Accounting services	31,500
Custodian	30,063
Professional	26,928
Directors	4,229
Printing	2,344
Miscellaneous	13,184

Total expenses	907,192
Less fees waived by Manager	(183,287)

Total expenses after fees waived	723,905

Net investment income	134,382

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	7,614,012
Financial futures contracts	121,370

7,735,382

Net change in unrealized appreciation/depreciation on:
Investments	(1,493,737)
Financial futures contracts	(137,872)

(1,631,609)

Net realized and unrealized gain	6,103,773

Net Increase in Net Assets Resulting from Operations	$6,238,155

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	45

Statements of Changes in Net Assets	BlackRock Master Small Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

Operations
Net investment income	$134,382	$238,333
Net realized gain	7,735,382	47,784,879
Net change in unrealized appreciation/depreciation	(1,631,609)	(1,607,784)

Net increase in net assets resulting from operations	6,238,155	46,415,428

Capital Transactions
Proceeds from contributions	24,364,528	61,663,245
Value of withdrawals	(40,231,956)	(92,380,088)

Net decrease in net assets derived from capital transactions	(15,867,428)	(30,716,843)

Net Assets
Total increase (decrease) in net assets	(9,629,273)	15,698,585
Beginning of period	231,887,695	216,189,110

End of period	$222,258,422	$231,887,695

Financial Highlights	BlackRock Master Small Cap Growth Portfolio

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31,
		2014	2013	2012	2011	2010

Total Return
Total return	2.76%[1]	22.22%	31.47%	(13.48)%	35.13%	26.12%

Ratios to Average Net Assets
Total expenses	0.79%[2]	0.80%	0.79%	0.77%	0.76%	0.77%

Total expenses after fees waived	0.63%[2]	0.64%	0.77%	0.77%	0.76%	0.77%

Net investment income (loss)	0.12%[2]	0.10%	0.47%	(0.32)%	(0.51)%	(0.50)%

Supplemental Data
Net assets, end of period (000)	$222,258	$231,888	$216,189	$216,838	$504,292	$416,087

Portfolio turnover rate	83%	152%	165%	143%	127%	114%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (Unaudited)	BlackRock Master Small Cap Growth Portfolio

1. Organization:

BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

The Master Portfolio values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses,

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	47

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Master Portfolio’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of November 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

48	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

The following table is a summary of the Master Portfolio’s securities lending agreements by counterparty, which are subject to offset under an MSLA as of November 30, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$2,028,507	$(2,028,507)	—
Credit Suisse Securities (USA) LLC	85,767	(85,767)	—
Deutsche Bank Securities Inc.	34,392	(34,392)	—
Goldman Sachs & Co.	1,493,550	(1,493,550)	—
JP Morgan Securities LLC	127,744	(127,744)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	60,828	(60,828)	—
Morgan Stanley	4,118,953	(4,118,953)	—
National Financial Services LLC	27,020	(27,020)	—
SG Americas Securities LLC	110,000	(110,000)	—
UBS Securities LLC	68,391	(68,391)	—

Total	$8,155,152	$(8,155,152)	—

[1]

Collateral with a value of $8,893,117 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Master Portfolio purchases and/or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Master Portfolio as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts and the underlying assets.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	49

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

The following is a summary of the Master Portfolio’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of November 30, 2014
		Value
	Statement of Assets and Liabilities Location	Derivative Liabilities
Equity contracts	Net unrealized appreciation/depreciation[1]	$1,751

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended November 30, 2014
	Net Realized Gain From	Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$ 121,370	$ (137,872)

For the six months ended November 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	21
Average notional value of contracts purchased	$2,403,670

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.70%
$1 Billion - $3 Billion	0.66%
$3 Billion - $5 Billion	0.63%
$5 Billion - $10 Billion	0.61%
Greater than $10 Billion	0.60%

The Manager entered into a contractual agreement to waive 0.16% of its investment advisory fees as a percentage of the Master Portfolio’s average daily net assets until October 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent Directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended November 30, 2014, the Manager waived $182,616 of investment advisory fees, which is included in fees waived by Manager in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the

50	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended November 30, 2014, the amount waived was $671.

Prior to July 1, 2014, BlackRock Capital Management (“BCM”), an affiliate of the Manager, served as a sub-advisor to the Master Portfolio pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Fund to the Manager under the Investment Advisory Agreements. Effective July 1, 2014, the sub-advisory agreements between the Manager and BCM, with respect to each Fund, expired.

For the six months ended November 30, 2014, the Master Portfolio reimbursed the Manager $1,256 for certain accounting services, which is included in accounting services in the Statement of Operations.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year, securities lending income in an amount equal to 85% of securities lending income. The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended November 30, 2014, the Master Portfolio paid BIM $28,638 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

For the six months ended November 30, 2014, purchases and sales of investments, excluding short-term securities were $188,436,554 and $200,393,461, respectively.

7. Income Tax Information:

The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$214,668,743

Gross unrealized appreciation	$28,269,034
Gross unrealized depreciation	(11,441,115)

Net unrealized appreciation	$16,827,919

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	51

Notes to Financial Statements (concluded)	BlackRock Master Small Cap Growth Portfolio

8. Bank Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Master Portfolio, can borrow up to $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The agreement expires in April 2015. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master Portfolio did not borrow under the credit agreement during the six months ended November 30, 2014.

9. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

As of November 30, 2014, the Master Portfolio invested a significant portion of its assets in securities in the information technology and health care sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Master Portfolio and could affect the value, income and/or liquidity of positions in such securities.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Officers and Directors/Trustees

Ronald W. Forbes, Co-Chairman of the Board and Director/Trustee

Rodney D. Johnson, Co-Chairman of the Board and Director/Trustee

Paul L. Audet, Director/Trustee

David O. Beim, Director/Trustee

Henry Gabbay, Director/Trustee

Frank J. Fabozzi, Director/Trustee

Dr. Matina S. Horner, Director/Trustee

Herbert I. London, Director/Trustee

Ian A. MacKinnon, Director/Trustee

Cynthia A. Montgomery, Director/Trustee

Joseph P. Platt, Director/Trustee

Robert C. Robb, Jr., Director/Trustee

Toby Rosenblatt, Director/Trustee

Kenneth L. Urish, Director/Trustee

Frederick W. Winter, Director/Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President4

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC1

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.1

Wilmington, DE 19809

Custodians

Brown Brothers Harriman & Co.2

Boston, MA 02109

The Bank of New York Mellon3

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund/Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Master LLC/Trust/Corporation and Jennifer McGovern became a Vice President of the Master LLC/Trust/Corporation.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors/Trustees of the Master LLC/Trust/Corporation and Ronald W. Forbes resigned as Director/Trustee of the Master LLC/Trust/Corporation and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Directors/Trustees of the Master LLC/Trust/ Corporation.

[1]	Co-Administrator for BlackRock Disciplined Small Cap Core Fund.

[2]	For BlackRock Master Small Cap Growth Portfolio.

[3]	For BlackRock Disciplined Small Cap Core Fund.

[4]	For BlackRock Funds.SM

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	53

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolio voted proxies relating to securities held in the Funds’/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	SEMI-ANNUAL REPORT	NOVEMBER 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	NOVEMBER 30, 2014	55

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SC2-11/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	February 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	February 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date:	February 2, 2015

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